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                                               Filed Pursuant to Rule 497(e)
                                               Registration File No.: 333-100833


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[MORGAN STANLEY LOGO OMITTED]                               January 15, 2004
                                                                  SUPPLEMENT

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                    SUPPLEMENT DATED JANUARY 15, 2004 TO THE
                                 PROSPECTUS OF
                         MORGAN STANLEY ALLOCATOR FUND
                            Dated December 31, 2002


     The second paragraph of the section of the Prospectus titled "THE FUND -- Fund Management" hereby is replaced by the following:


         The Allocator Fund team is responsible for overall asset allocation, management of the equity portion of the Fund's portfolio and sector investment decisions and overall investment coordination with respect to the fixed-income portion and money market instrument investments of the Fund's portfolio. Current members of the team include Joseph McAlinden and Michelle Kaufman, Managing Directors of the Investment Manager, Ellen Gold and Leah Modigliani, Executive Directors of the Investment Manager, and Warren Hatch, Vice President of the Investment Manager. The Taxable Fixed-Income team is responsible for implementing investment decisions with respect to the fixed-income portion of the Fund's portfolio. Current members of the team include W. David Armstrong, and Sheila Finnerty, Managing Directors of the Investment Manager, and David S. Horowitz and Paul F. O'Brien, Executive Directors of the Investment Manager. Jonathan Page, a Managing Director of the Investment Manager, and Michael Davey, a Vice President of the Investment Manager, are responsible for implementing investment decisions with respect to the money market instrument investments of the Fund's portfolio.







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